Unaudited Interim Condensed Consolidated Statements of Operation and Comprehensive (Loss) Income - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
REVENUE
TOTAL REVENUE	$ 5,498,653	$ 2,223,790
COST OF REVENUE
TOTAL COST OF REVENUE	3,987,558	1,665,133
GROSS PROFIT	1,511,095	558,657
OPERATING EXPENSES
Selling expenses	223,821	7,913
General and administrative expenses	1,740,278	535,994
Research and development expenses	12,784	59,226
Total operating expenses, net	1,976,883	603,133
NET LOSS FROM OPERATIONS	(465,788)	(44,476)
OTHER INCOME (EXPENSES)
Interest income	13,854	3,236
Other income	2,521	14,749
Other expenses		(13)
Total other income, net	16,375	17,972
NET LOSS BEFORE TAXES	(449,413)	(26,504)
Income tax (expenses) benefits	(29,752)	10,655
NET LOSS	(479,165)	(15,849)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(131,684)	30,352
COMPREHENSIVE (LOSS) INCOME	$ (610,849)	$ 14,503
Weighted average number of shares outstanding during the period – basic (in Shares)	16,250,000	15,000,000
Weighted average number of shares outstanding during the period – diluted (in Shares)	16,250,000	15,000,000
Loss per Ordinary Share – basic (in Dollars per share)	$ (0.03)	$ (0.001)
Loss per Ordinary Share – diluted (in Dollars per share)	$ (0.03)	$ (0.001)
Wastewater treatment revenue
REVENUE
TOTAL REVENUE	$ 493,123	$ 491,991
COST OF REVENUE
TOTAL COST OF REVENUE	401,310	336,709
River water quality management revenue
REVENUE
TOTAL REVENUE	4,728,449	1,645,366
COST OF REVENUE
TOTAL COST OF REVENUE	3,424,737	1,269,415
Product sales revenue
REVENUE
TOTAL REVENUE	277,081	86,433
COST OF REVENUE
TOTAL COST OF REVENUE	$ 161,511	$ 59,009